Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2013
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Central Index Key	dei_EntityCentralIndexKey	0001331971
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 26, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jun. 26, 2014
Prospectus Date	rr_ProspectusDate	Dec. 19, 2013
Supplement [Text Block]	jhfii_SupplementTextBlock

Redwood Fund

John Hancock Funds II

Supplement dated June 26, 2014 to the current Class A prospectus

Effective June 26, 2014, the Annual fund operating expenses table for Redwood Fund is revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management fee	1.10
Distribution and service (Rule 12b-1) fees	0.30
Other expenses[1]	0.24
Total annual fund operating expenses	1.64

[1] "Other expenses" have been estimated for the first year of operations of the fund's Class A shares.

In addition, the Expenses table immediately following the first paragraph under the heading "Expense example" is replaced in its entirety with the following:

Expenses ($)	Class A
1 year	658
3 years	991
5 years	1,347
10 years	2,346

Redwood Fund

John Hancock Funds II

Supplement dated June 26, 2014 to the current Class I prospectus

Effective June 26, 2014, the Annual fund operating expenses table for Redwood Fund is revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee	1.10
Other expenses[1]	0.23
Total annual fund operating expenses	1.33

[1] "Other expenses" have been estimated for the first year of operations of the fund's Class I shares.

In addition, the Expenses table immediately following the first paragraph under the heading "Expense example" is replaced in its entirety with the following:

Expenses ($)	Class I
1 year	135
3 years	421
5 years	729
10 years	1,601

Redwood Fund

John Hancock Funds II

Supplement dated June 26, 2014 to the current Class R6 prospectus

Effective June 26, 2014, the Annual fund operating expenses table for Redwood Fund is revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	1.10
Other expenses[1]	0.13
Total annual fund operating expenses	1.23
Contractual expense reimbursement [2]	-0.02
Total annual fund operating expenses after expense reimbursements	1.21

[1] "Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.

[2] The advisor has contractually agreed to waive and/or reimburse all transfer agency fees and service fees, as applicable, for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation in effect when the reimbursements or waivers occurred.

In addition, the Expenses table immediately following the first paragraph under the heading "Expense example" is replaced in its entirety with the following:

Expenses ($)	Class R6
1 year	123
3 years	388
5 years	674
10 years	1,487

(Redwood Fund - Class A) | (Redwood Fund)
Risk/Return:	rr_RiskReturnAbstract
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class A shares.
(Redwood Fund - Class A) | (Redwood Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	1.10%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	658
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	991
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,347
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,346
(Redwood Fund - Class I) | (Redwood Fund)
Risk/Return:	rr_RiskReturnAbstract
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
(Redwood Fund - Class I) | (Redwood Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	1.10%
Other expenses	rr_OtherExpensesOverAssets	0.23%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,601
(Redwood Fund - Class R6) | (Redwood Fund)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
(Redwood Fund - Class R6) | (Redwood Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	1.10%
Other expenses	rr_OtherExpensesOverAssets	0.13%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	388
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	674
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,487
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class A shares.
[2]	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
[3]	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
[4]	The advisor has contractually agreed to waive and/or reimburse all transfer agency fees and service fees, as applicable, for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation in effect when the reimbursements or waivers occurred.